Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories Tables
Schedule of inventories

This caption is made up as follows:

	2017	2016
	S/(000)	S/(000)

Goods and finished products	27,386	21,427
Work in progress	105,882	107,882
Raw materials	74,477	71,248
Packages and packing	1,975	2,045
Fuel and carbon	26,986	29,033
Spare parts and supplies	141,623	117,643
Inventory in transit	4,093	3,941
	_________	_________
	382,422	353,219
Less - Provision for inventory obsolescence and net realizable value (b)	(9,402)	(6,684)
	_________	_________

	373,020	346,535
	_________	_________

Schedule of movement in provision for inventory obsolescence and net realizable value

Movement in the provision for inventory obsolescence and net realizable value is set forth below:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Opening balance	6,684	14,055	5,146
Additions	3,183	1,725	9,335
Recoveries	(465)	(226)	(426)
Disposals	-	(8,870)	-
	_________	_________	_________

Final balance	9,402	6,684	14,055
	_________	_________	_________